Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Financial Assets And Liabilities
Schedule of other financial assets and liabilities

		Current		Non-Current
	Notes	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Other financial assets
Restricted cash		-	-	77	117
Derivative financial instruments	20	342	111	196	20
Investments in equity securities (i)		-	-	7	6
		342	111	280	143
Other financial liabilities
Derivative financial instruments	20	90	243	186	592
Other financial liabilities - Related parties	31	400	393	-	-
Financial guarantees provided (ii)	32(b)	-	-	103	542
Liabilities related to the concession grant	14(a)	416	760	2,554	1,437
Contract liability and other advances (iii)		766	916	-	-
		1,672	2,312	2,843	2,571

(i)	Corresponding to a 3.24% non-controlling interest in Boston Electrometallurgical Company, whose objective is to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.
(ii)	In July 2022, the Company signed a binding agreement with ArcelorMittal for the sale of CSP. At the closing, CSP's debt will be settled and the financial liability related to the guarantee granted will be derecognized by Vale.
(iii)	Includes advances received from customers that meets the definition of contract liability described in IFRS 15 - Revenue from Contracts with Customers and other financial advances received that meet the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.

Summary of liabilities related to the concession grant

	December 31, 2021	Addition	Present value adjustment	Disbursements	December 31, 2022
Payment obligation	586	440	148	(220)	954
Infrastructure investment	1,611	409	160	(164)	2,016

	2,197	849	308	(384)	2,970

Current liabilities	760				416
Non-current liabilities	1,437				2,554
Liabilities	2,197				2,970

Discount rate in nominal terms - Payment obligation	11.04%				11.04%
Discount rate in nominal terms - Infrastructure investment	5.11% - 5.75%				6.08% - 6.23%